Summary of Restricted Stock Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares of Restricted Stock
Shares of Restricted Stock, Beginning balance	1,384,390	1,254,691	764,078
Shares of Restricted Stock, Granted	653,229	424,436	683,921
Shares of Restricted Stock, Vested	(489,033)	(288,204)	(190,589)
Shares of Restricted Stock, Canceled		(4,613)
Shares of Restricted Stock, Forfeited	(14,423)	(1,920)	(2,719)
Shares of Restricted Stock, Ending balance	1,534,163	1,384,390	1,254,691
Weighted Average Exercise
Weighted Average Exercise, Beginning balance	$ 16.85	$ 14.60	$ 11.10
Weighted Average Exercise, Granted	$ 21.70	$ 19.45	$ 17.94
Weighted Average Exercise, Vested	$ 17.00	$ 10.84	$ 12.63
Weighted Average Exercise, Canceled		$ 18.35
Weighted Average Exercise, Forfeited	$ 18.58	$ 14.34	$ 11.03
Weighted Average Exercise, Ending balance	$ 18.85	$ 16.85	$ 14.60